Cover Page	Mar. 03, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 03, 2020
Entity Registrant Name	QEP RESOURCES, INC.
Entity Central Index Key	0001108827
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34778
Entity Tax Identification Number	87-0287750
Entity Address, Address Line One	1050 17th Street, Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80265
City Area Code	303
Local Phone Number	672-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	QEP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false